Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingent Liabilities [Abstract]
Schedule of minimum future rental payments

2017	158
2018	134
2019	89
2020	63
2021	27
471

Schedule of minimum future lease payments
2017	224
2018	144
2019	45
413